Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, no par value
Amount Registered | shares	37,640,312
Proposed Maximum Offering Price per Unit	5.73
Maximum Aggregate Offering Price	$ 215,678,987.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,785.27
Offering Note	(1) The securities to be registered include Class A common shares, no par value, of BBB Foods Inc. ("Class A common shares") issuable under BBB Foods Inc.'s Non-Qualified Stock Option Plan, dated as of July 15, 2004, as amended (the "2004 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates also covers an indeterminate number of additional shares of Class A common shares, as may become issuable under the 2004 Plan from adjustments as a result of stock dividends, stock splits, and other similar transactions. (2) Represents 37,640,312 Class A common shares issuable upon exercise of options under the 2004 Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, based on the weighted-average exercise price of options outstanding of $5.73 per share.